UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

ASSET-BACKED SECURITIES 12.40%

Automobiles 5.43%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	0.27	$488	$488,263
Ally Auto Receivables Trust 2011-3 A2	0.362%#	1/15/2014	0.03	269	268,663
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	0.10	97	97,465
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	0.37	507	507,910
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	0.52	588	588,585
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	0.91	850	851,722
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	0.75	775	777,354
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	0.89	1,000	1,002,403
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.092%#	1/15/2013	0.03	17	16,773
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	0.14	329	328,827
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	0.18	734	734,247
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	0.75	1,350	1,350,851
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	0.96	900	900,426
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	0.01	115	114,631
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%	8/8/2013	0.30	1,500	1,502,062
Ford Credit Auto Lease Trust 2010-B A3†	0.91%	7/15/2013	0.17	999	999,953
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	0.44	916	916,113
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	1.04	775	775,197
Ford Credit Auto Owner Trust 2012-A A2	0.62%	9/15/2014	0.85	300	300,236
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	0.09	152	151,845
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	0.83	775	775,510
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	1.02	1,000	999,941
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	0.11	530	529,983
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	0.96	775	775,306
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	0.11	491	490,828
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%	3/15/2013	0.03	39	38,998
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	1.05	615	615,102
Porsche Financial Auto Securitization Trust 2011-1 A2†	0.56%	12/16/2013	0.19	494	494,389
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	0.14	582	581,786
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	0.18	306	305,949
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	0.10	286	285,666
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%	8/15/2013	0.16	429	429,519
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	0.88	845	851,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Automobiles (continued)

Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	0.38	$979	$978,534
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	0.45	895	896,029
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	0.91	1,500	1,500,762
Volkswagen Auto Lease Trust 2010-A A2	0.77%		1/22/2013	0.09	210	210,170

Total						23,433,223

Credit Cards 4.40%

American Express Issuance Trust 2007-2 A	0.492	%#	7/15/2013	0.03	1,000	1,000,701
Capital One Multi-Asset Execution Trust 2007-A4	0.272	%#	3/16/2015	0.03	1,889	1,888,976
Chase Issuance Trust 2005-A2	0.312	%#	12/15/2014	0.03	1,000	1,000,038
Chase Issuance Trust 2005-A6	0.312	%#	7/15/2014	0.03	1,400	1,400,336
Citibank Credit Card Issuance Trust 2009-A2	1.792	%#	5/15/2014	0.03	1,800	1,803,541
Citibank Omni Master Trust 2009-A14A†	2.992	%#	8/15/2018	0.10	700	737,718
Citibank Omni Master Trust 2009-A8†	2.342	%#	5/16/2016	0.03	2,650	2,656,661
Discover Card Master Trust 2009-A1	1.542	%#	12/15/2014	0.03	1,400	1,403,772
Discover Card Master Trust 2009-A2 A	1.542	%#	2/17/2015	0.03	1,545	1,552,755
GE Capital Credit Card Master Note Trust 2009-1 A	2.342	%#	4/15/2015	0.03	1,777	1,775,386
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	0.28	1,700	1,716,298
MBNA Credit Card Master Note Trust 2002-C3	1.592	%#	10/15/2014	0.03	700	700,782
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.302	%#	5/15/2015	0.03	870	869,992
World Financial Network Credit Card Master Trust 2006-A†	0.372	%#	2/15/2017	0.03	500	498,182

Total						19,005,138

Home Equity 0.01%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.44	52	50,087

Other 2.56%

Nelnet Student Loan Trust 2010-3A A†	1.34	%#	7/27/2048	―	329	328,121
Nelnet Student Loan Trust 2010-4A A†	1.042	%#	4/25/2046	―	1,065	1,061,235
SLM Student Loan Trust 2007-2 A2	0.56	%#	7/25/2017	0.05	1,301	1,291,938
SLM Student Loan Trust 2007-7 A2(a)	0.76	%#	1/25/2016	0.06	1,019	1,018,333
SLM Student Loan Trust 2007-8 A1	0.79	%#	7/27/2015	―	16	15,500
SLM Student Loan Trust 2008-2 A1	0.86	%#	1/25/2015	0.06	124	123,758
SLM Student Loan Trust 2008-3 A1	1.06	%#	1/25/2014	0.06	487	487,641
SLM Student Loan Trust 2010-A 2A†	3.492	%#	5/16/2044	0.11	617	641,021
SLM Student Loan Trust 2010-B A1†	2.162	%#	8/15/2016	0.04	379	380,409
SLM Student Loan Trust 2010-C A1†	1.892	%#	12/15/2017	0.04	975	977,549
SLM Student Loan Trust 2011-1 A1	0.762	%#	3/25/2026	―	1,309	1,302,218
SLM Student Loan Trust 2011-A A1†	1.242	%#	10/15/2024	-0.04	1,104	1,101,080
SLM Student Loan Trust 2011-B A1†	1.092	%#	12/16/2024	-0.04	1,408	1,405,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Other (continued)

SLM Student Loan Trust 2012-A A1†	1.642%#	8/15/2025	0.04	$943	$945,660

Total					11,080,040

Total Asset-Backed Securities (cost $53,612,634)					53,568,488

CORPORATE BONDS 41.96%

Banking 7.69%

American Express Bank FSB	5.50%	4/16/2013	0.99	4,000	4,188,340
Bank of Nova Scotia (Canada)†(b)	2.15%	8/3/2016	4.13	1,220	1,252,995
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	3.31	1,480	1,510,077
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%	2/4/2013	0.84	1,000	1,012,201
Caribbean Development Bank†	0.862%#	7/19/2013	1.31	1,000	1,000,315
Citigroup, Inc.	5.50%	8/27/2012	0.40	300	305,446
Citigroup, Inc.	6.00%	12/13/2013	1.59	150	158,989
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	2.55	610	638,851
Compagnie de Financement Foncier (France)†(b)	1.625%	7/23/2012	0.31	2,200	2,203,034
Compagnie de Financement Foncier (France)†(b)	2.125%	4/22/2013	1.04	900	905,175
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	3.37	1,430	1,452,937
European Investment Bank (Luxembourg)(b)	1.625%	6/15/2017	4.98	546	546,929
European Investment Bank (Luxembourg)(b)	4.875%	2/16/2016	3.56	439	497,845
European Investment Bank (Luxembourg)(b)	5.125%	9/13/2016	4.03	432	499,619
Goldman Sachs Group, Inc. (The)	1.527%#	2/7/2014	0.09	1,000	982,456
HSBC USA, Inc.	2.375%	2/13/2015	2.74	1,250	1,259,438
JPMorgan Chase & Co.	1.22%#	9/30/2013	0.24	2,000	2,014,326
JPMorgan Chase & Co.	1.224%#	5/2/2014	0.20	1,000	1,002,316
JPMorgan Chase & Co.	1.524%#	3/20/2015	0.21	2,000	2,009,270
Korea Development Bank (South Korea)(b)	5.75%	5/13/2012	0.12	250	250,966
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	0.82	500	514,239
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	0.36	200	203,492
Morgan Stanley	2.161%#	1/24/2014	0.05	750	730,064
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%	6/30/2017	4.92	1,650	1,652,643
Swedbank Hypotek AB (Sweden)†(b)	2.95%	3/28/2016	3.76	1,370	1,421,328
Toronto-Dominion Bank (The) (Canada)†(b)	1.625%	9/14/2016	4.28	1,260	1,266,101
Wells Fargo & Co.	1.25%	2/13/2015	2.79	2,000	1,993,232
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	2.37	1,680	1,760,502

Total					33,233,126

Beverages 1.05%

Anheuser-Busch InBev Worldwide, Inc.	0.927%#	7/14/2014	0.03	2,000	2,004,392
Anheuser-Busch InBev Worldwide, Inc.	1.107%#	1/27/2014	0.06	1,500	1,508,459
Dr. Pepper Snapple Group, Inc.	2.35%	12/21/2012	0.71	1,000	1,011,677

Total					4,524,528

Chemicals 1.19%

Airgas, Inc.	2.85%	10/1/2013	1.46	2,500	2,560,690
Airgas, Inc.	7.125%	10/1/2018	1.42	500	542,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Chemicals (continued)

Methanex Corp. (Canada)(b)	8.75%	8/15/2012	0.37	$2,000	$2,050,746

Total					5,154,108

Computer Hardware 0.46%

Hewlett-Packard Co.	0.599%#	9/13/2012	0.19	1,000	999,603
Hewlett-Packard Co.	2.024%#	9/19/2014	0.21	1,000	1,008,117

Total					2,007,720

Consumer/Commercial/Lease Financing 2.99%

General Electric Capital Corp.	0.614%#	6/20/2014	0.21	1,089	1,073,884
General Electric Co.	5.00%	2/1/2013	0.81	9,000	9,329,778
SLM Corp.	5.125%	8/27/2012	0.39	1,500	1,511,391
SLM Corp.	5.375%	1/15/2013	0.76	1,000	1,020,219

Total					12,935,272

Consumer Products 0.29%

Avon Products, Inc.	4.80%	3/1/2013	0.89	1,210	1,250,218

Department Stores 0.84%

Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	0.76	3,500	3,626,865

Electric-Distribution/Transportation 0.45%

Oncor Electric Delivery Co. LLC	5.95%	9/1/2013	1.36	975	1,038,719
Oncor Electric Delivery Co. LLC	6.375%	5/1/2012	0.08	900	903,466

Total					1,942,185

Electric: Integrated 2.27%

Allegheny Energy Supply Co. LLC†	8.25%	4/15/2012	0.03	295	295,579
Dominion Resources, Inc.	6.25%	6/30/2012	0.24	2,500	2,533,655
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	0.21	250	252,298
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	0.24	2,250	2,308,372
MidAmerican Energy Holdings Co.	3.15%	7/15/2012	0.28	1,936	1,949,645
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	0.49	1,889	1,937,893
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	0.54	500	512,500

Total					9,789,942

Electronics 0.77%

Koninklijke Philips Electronics NV
(Netherlands)(b)	4.625%	3/11/2013	0.93	1,575	1,630,898
Maxim Integrated Products, Inc.	3.45%	6/14/2013	1.16	1,150	1,181,233
Motorola Solutions, Inc.	5.375%	11/15/2012	0.60	500	512,414

Total					3,324,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Energy: Exploration & Production 0.62%

GlobalSantaFe Corp.	5.00%	2/15/2013	0.86	$700	$720,441
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	4.50%	9/30/2012	0.50	890	902,905
Woodside Finance Ltd. (Australia) †(b)	5.00%	11/15/2013	1.54	1,000	1,050,608

Total					2,673,954

Environmental 0.93%

Allied Waste North America, Inc.	6.875%	6/1/2017	4.23	2,840	2,967,456
Waste Management, Inc.	6.375%	11/15/2012	0.60	1,000	1,033,777

Total					4,001,233

Food: Wholesale 1.42%

Kraft Foods, Inc.	6.00%	2/11/2013	0.84	2,500	2,612,410
Sara Lee Corp.	3.875%	6/15/2013	1.15	2,000	2,000,374
Wm. Wrigley Jr. Co.†	2.45%	6/28/2012	0.23	1,500	1,505,983

Total					6,118,767

Forestry/Paper 0.23%

MeadWestvaco Corp.	6.85%	4/1/2012	―	1,000	1,000,000

Gas Distribution 3.41%

Buckeye Partners LP	4.625%	7/15/2013	1.23	1,500	1,546,542
Energy Transfer Partners LP	6.00%	7/1/2013	1.19	2,800	2,941,431
Enterprise Products Operating LLC	4.60%	8/1/2012	0.32	2,275	2,305,364
Enterprise Products Operating LLC	6.125%	2/1/2013	0.81	1,390	1,443,608
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	0.28	1,000	1,011,379
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	0.45	1,000	1,020,802
NiSource Finance Corp.	6.15%	3/1/2013	0.89	2,500	2,612,157
Rockies Express Pipeline LLC†	6.25%	7/15/2013	1.21	250	255,000
Southeast Supply Header LLC†	4.85%	8/15/2014	2.23	1,500	1,588,436

Total					14,724,719

Health Facilities 0.35%

Quest Diagnostics, Inc.	1.324%#	3/24/2014	0.23	1,500	1,513,245

Health Services 0.63%

Express Scripts Holding Co.	5.25%	6/15/2012	0.20	500	504,275
Medco Health Solutions, Inc.	6.125%	3/15/2013	0.93	890	932,715
Ventas Realty LP/Ventas Capital Corp.	9.00%	5/1/2012	0.08	1,265	1,270,519

Total					2,707,509

Household & Leisure Products 0.85%

Whirlpool Corp.	5.50%	3/1/2013	0.89	1,500	1,555,037
Whirlpool Corp.	8.00%	5/1/2012	0.08	2,125	2,135,852

Total					3,690,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Integrated Energy 1.15%

BP Capital Markets plc (United Kingdom)(b)	1.101%#	12/6/2013	1.69	$2,000	$2,015,020
Murphy Oil Corp.	6.375%	5/1/2012	0.08	500	501,849
Petronas Capital Ltd. (Malaysia)†(b)	7.00%	5/22/2012	0.14	750	757,348
SeaRiver Maritime, Inc.	Zero Coupon	9/1/2012	0.07	950	942,821
Total Capital Canada Ltd. (Canada)(b)	1.625%	1/28/2014	1.79	750	753,644

Total					4,970,682

Leisure 0.13%

Universal City Development Partners
Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	0.59	500	545,871

Life Insurance 0.53%

Lincoln National Corp.	5.65%	8/27/2012	0.40	250	254,621
MetLife, Inc.	1.781%#	8/6/2013	0.10	2,000	2,017,974

Total					2,272,595

Media: Cable 2.02%

Comcast Cable Holdings LLC	7.875%	8/1/2013	1.27	855	931,886
Cox Communications, Inc.	4.625%	6/1/2013	1.12	3,600	3,762,140
Cox Communications, Inc.	7.125%	10/1/2012	0.49	361	372,713
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	0.11	3,500	3,669,470

Total					8,736,209

Media: Diversified 0.96%

Historic TW, Inc.	9.125%	1/15/2013	0.76	3,100	3,290,879
Time Warner Entertainment Co. LP	10.15%	5/1/2012	0.08	845	850,931

Total					4,141,810

Medical Products 1.38%

Agilent Technologies, Inc.	4.45%	9/14/2012	0.44	250	253,754
CareFusion Corp.	4.125%	8/1/2012	0.32	3,000	3,029,283
CareFusion Corp.	5.125%	8/1/2014	2.19	2,012	2,177,851
Life Technologies Corp.	3.375%	3/1/2013	0.89	500	508,864

Total					5,969,752

Metals/Mining (Excluding Steel) 0.93%

Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	5.05	1,000	1,243,802
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	0.29	1,500	1,527,815
Xstrata Canada Corp. (Canada)(b)	7.35%	6/5/2012	0.18	1,250	1,263,916

Total					4,035,533

Oil Field Equipment & Services 1.07%

Cameron International Corp.	1.414%#	6/2/2014	0.18	1,300	1,302,595
National Oilwell Varco, Inc.	6.125%	8/15/2015	0.07	250	255,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Oil Field Equipment & Services (continued)

Schlumberger Investment SA (Luxembourg)†(b)	1.024%#	9/12/2014	2.45	$2,000	$2,003,356
Weatherford International Ltd.	5.15%	3/15/2013	0.94	500	515,986
Weatherford International, Inc.	5.95%	6/15/2012	0.20	550	554,542

Total					4,632,391

Oil Refining & Marketing 0.83%

NuStar Logistics LP	6.05%	3/15/2013	0.92	500	519,358
Phillips 66†	1.95%	3/5/2015	2.83	2,000	2,015,260
Valero Energy Corp.	6.70%	1/15/2013	0.76	1,000	1,044,105

Total					3,578,723

Pharmaceuticals 0.35%

Biogen Idec, Inc.	6.00%	3/1/2013	0.89	500	522,493
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.423%#	11/8/2013	0.10	1,000	1,010,112

Total					1,532,605

Property & Casualty 0.36%

Liberty Mutual Group, Inc.†	7.25%	9/1/2012	0.41	1,500	1,536,072

Real Estate Investment Trusts 1.49%

AvalonBay Communities, Inc.	6.125%	11/1/2012	0.56	1,699	1,750,254
DDR Corp.	5.375%	10/15/2012	0.28	2,525	2,550,656
HCP, Inc.	6.45%	6/25/2012	0.22	1,577	1,595,492
UDR, Inc.	6.05%	6/1/2013	1.11	520	543,654

Total					6,440,056

Restaurants 0.29%

Darden Restaurants, Inc.	5.625%	10/15/2012	0.51	210	215,066
Yum! Brands, Inc.	7.70%	7/1/2012	0.24	1,000	1,017,723

Total					1,232,789

Software/Services 1.17%

Microsoft Corp.	0.875%	9/27/2013	1.47	2,000	2,015,402
Western Union Co. (The)	1.055%#	3/7/2013	0.18	3,000	3,017,718

Total					5,033,120

Specialty Retail 1.24%

QVC, Inc.†	7.125%	4/15/2017	0.97	3,000	3,210,000
VF Corp.	1.243%#	8/23/2013	0.14	2,150	2,150,974

Total					5,360,974

Telecommunications: Integrated/Services 0.97%

Qwest Communications International, Inc.	8.00%	10/1/2015	0.49	1,500	1,608,750
Verizon Communications, Inc.	1.083%#	3/28/2014	0.24	1,000	1,008,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value

Telecommunications: Integrated/Services (continued)

Vivendi SA (France)†(b)	5.75%	4/4/2013	0.96		$1,500	$1,556,315

Total						4,173,953

Tobacco 0.07%

Reynolds American, Inc.	7.25%	6/1/2012	0.16		300	302,796

Transportation (Excluding Air/Rail) 0.58%

ERAC USA Finance LLC†	5.80%	10/15/2012	0.51		1,000	1,024,321
Ryder System, Inc.	6.00%	3/1/2013	0.89		1,425	1,489,111

Total						2,513,432

Total Corporate Bonds (cost $180,945,152)						181,228,188

FOREIGN GOVERNMENT OBLIGATIONS 3.62%

Poland 0.24%

Poland Government Bond(b)	6.25%	7/3/2012	0.25		1,000	1,015,500

Turkey 3.31%

Turkey Government Bond(c)	Zero Coupon	8/8/2012	0.36	TRY	26,300	14,304,084

United Arab Emirates 0.07%

Emirate of Abu Dhabi†(b)	5.50%	8/2/2012	0.33		$300	304,500

Total Foreign Government Obligations (cost $15,257,649)						15,624,084

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.12%

Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	3.79		1,686	1,821,605
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	3.96		1,746	1,883,347
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	4.14		2,148	2,315,124
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	4.35		760	801,071
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	4.13		858	904,064
Federal Home Loan Mortgage Corp. K017 A1	1.891%	12/25/2020	4.69		1,470	1,489,358
Federal Home Loan Mortgage Corp. K706 A1	1.691%	6/25/2018	3.84		673	681,397
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021	3.95		843	864,270
Federal National Mortgage Assoc. 2011-M8 A1	1.977%	8/25/2021	4.85		1,957	1,960,107
Federal National Mortgage Assoc. 2012-M2 A1	1.824%	2/25/2022	5.11		760	759,046

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $13,078,278)						13,479,389

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.18%

Federal Home Loan Mortgage Corp.	2.309%#	6/1/2037	0.91		1,611	1,716,030
Federal Home Loan Mortgage Corp.	2.354%#	6/1/2036	0.84		695	733,987
Federal Home Loan Mortgage Corp.	2.373%#	10/1/2035	0.64		1,129	1,191,223
Federal Home Loan Mortgage Corp.	2.455%#	12/1/2035	0.93		1,582	1,687,757
Federal Home Loan Mortgage Corp.	2.464%#	7/1/2036	0.91		706	747,928
Federal Home Loan Mortgage Corp.	2.565%#	5/1/2035	0.90		1,561	1,667,397
Federal Home Loan Mortgage Corp.	2.609%#	5/1/2036	0.86		711	759,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.663	%#	3/1/2036	0.89	$935	$979,996
Federal Home Loan Mortgage Corp.	2.681	%#	4/1/2037	0.88	426	454,940
Federal Home Loan Mortgage Corp.	2.721	%#	4/1/2038	0.86	1,461	1,561,202
Federal Home Loan Mortgage Corp.	2.952	%#	12/1/2041	3.67	953	993,944
Federal Home Loan Mortgage Corp.	3.217	%#	2/1/2037	0.76	1,725	1,852,535
Federal Home Loan Mortgage Corp.	3.653	%#	10/1/2038	0.92	811	866,092
Federal Home Loan Mortgage Corp.	3.839	%#	3/1/2038	0.82	1,105	1,179,011
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.33	264	284,897
Federal Home Loan Mortgage Corp.	5.066	%#	7/1/2036	1.52	627	668,765
Federal Home Loan Mortgage Corp.	5.241	%#	4/1/2038	0.91	1,028	1,107,047
Federal National Mortgage Assoc.	2.105	%#	1/1/2035	0.54	1,030	1,095,780
Federal National Mortgage Assoc.	2.424	%#	7/1/2035	0.75	416	441,379
Federal National Mortgage Assoc.	2.429	%#	11/1/2036	0.76	287	303,996
Federal National Mortgage Assoc.	2.453	%#	8/1/2037	0.51	715	762,344
Federal National Mortgage Assoc.	2.531	%#	1/1/2037	0.68	828	885,008
Federal National Mortgage Assoc.	2.603	%#	10/1/2036	0.44	1,115	1,187,789
Federal National Mortgage Assoc.	2.658	%#	3/1/2039	0.81	676	719,471
Federal National Mortgage Assoc.	2.715	%#	1/1/2042	3.69	603	627,919
Federal National Mortgage Assoc.	2.732	%#	8/1/2037	0.58	1,577	1,689,877
Federal National Mortgage Assoc.	2.95%		3/1/2015	2.84	1,000	1,050,226
Federal National Mortgage Assoc.	3.165	%#	11/1/2038	0.70	1,078	1,147,172
Federal National Mortgage Assoc.	3.18%		11/1/2014	2.48	1,160	1,215,777
Federal National Mortgage Assoc.	3.183	%#	4/1/2041	2.40	2,073	2,168,773
Federal National Mortgage Assoc.(d)	4.50%		TBA	2.63	5,500	5,888,438
Federal National Mortgage Assoc.	5.50%		2/1/2034	3.23	2,299	2,526,645
Federal National Mortgage Assoc.	5.50%		11/1/2034	3.25	2,569	2,819,481
Federal National Mortgage Assoc.	5.50%		8/1/2037	3.28	4,836	5,293,830

Total Government Sponsored Enterprises Pass-Throughs (cost $47,895,646)						48,276,046

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.70%

7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	3.37	200	202,945
Arkle Master Issuer plc 2010-1A 2A†	1.645	%#	5/17/2060	-0.12	200	200,374
Arkle Master Issuer plc 2010-2A 1A1†	1.895	%#	5/17/2060	-0.11	400	401,742
Arkle Master Issuer plc 2011-1A 2A†	1.745	%#	5/17/2060	1.37	400	401,188
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	0.10	114	114,213
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	0.03	9	9,387
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	0.66	498	508,843
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	0.03	55	55,195
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.366	%#	9/10/2047	3.14	2,245	2,514,859
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	1.45	750	744,418
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	0.27	735	733,164
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%		9/11/2042	3.02	1,224	1,348,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	0.03	$730	$729,615
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	0.03	49	49,344
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%	6/11/2050	4.65	698	801,143
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	1.60	809	816,198
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.40%#	7/15/2044	3.06	860	960,467
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%	12/11/2049	4.17	1,167	1,281,540
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	2.95	1,900	2,101,545
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	0.03	50	50,408
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.422%#	6/15/2022	0.02	796	774,428
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	2.97	1,774	1,853,097
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.828%#	7/17/2028	1.21	697	712,240
Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%	6/9/2028	3.75	600	613,645
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%	2/10/2029	4.54	975	988,845
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.596%#	2/15/2039	2.43	541	579,645
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	6.008%#	6/15/2038	3.52	1,900	2,155,035
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	3.91	278	307,694
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	0.29	737	743,491
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	0.11	120	119,705
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	0.44	1,597	1,619,423
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	1.04	1,584	1,649,470
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	0.69	1,549	1,584,644
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	2.92	1,070	1,184,813
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	3.36	1,710	1,827,173
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	4.14	1,345	1,433,150
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%	7/10/2044	3.80	1,205	1,276,563
DBUBS Mortgage Trust 2011-LC3A A2	3.642%	8/10/2044	3.83	1,850	1,986,313
DDR Corp. 2009-DDR1 A†	3.807%	10/14/2022	2.34	970	1,023,394
DDR Corp. 2009-DDR1 B†	5.73%	10/14/2022	2.35	500	541,510
Extended Stay America Trust 2010-ESHA B†	4.221%	11/5/2027	3.27	500	506,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Extended Stay America Trust 2010-ESHA C†	4.86%	11/5/2027	3.23	$1,200	$1,218,497
Fosse Master Issuer plc 2011-1A A2†	1.965%#	10/18/2054	0.05	500	503,127
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	0.43	1,337	1,356,454
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	2.97	1,250	1,382,266
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	0.10	200	200,442
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.636%#	5/10/2040	1.20	900	947,776
Gracechurch Mortgage Financing plc 2006-1 A6†	0.593%#	11/20/2056	-0.11	445	443,072
Gracechurch Mortgage Financing plc 2007-1A 3A1†	0.573%#	11/20/2056	0.13	288	288,024
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	0.41	1,184	1,199,447
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	0.26	594	596,080
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	0.26	779	789,806
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%	3/10/2039	4.13	1,500	1,656,988
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	1.05	352	356,800
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	3.27	640	711,854
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	0.03	374	376,298
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	3.83	1,500	1,699,055
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%#	3/6/2020	0.83	615	603,916
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	3.48	1,278	1,355,321
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	3.48	1,735	1,859,885
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%	2/10/2021	1.78	500	503,300
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	3.53	800	848,812
Holmes Master Issuer plc 2010-1A A2†	1.967%#	10/15/2054	0.04	600	603,026
Holmes Master Issuer plc 2012-1A A2†	2.165%#	10/15/2054	0.05	500	504,723
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	0.18	972	976,454
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	0.46	846	858,903
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	0.39	1,258	1,274,556
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	0.95	767	774,619
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2FL	0.367%#	12/15/2044	0.03	172	171,827
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/2047	4.08	1,779	1,956,061
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%#	6/15/2049	0.24	1,108	1,114,549
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	2.67	1,610	1,756,038
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	2.81	1,595	1,757,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	2.92	$610	$678,108
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	0.03	348	348,097
Merrill Lynch Floating Trust 2008-LAQA A1†	0.78%#	7/9/2021	0.25	950	913,059
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	1.36	365	370,729
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.492%#	11/12/2037	0.47	1,600	1,589,163
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.391%#	11/12/2037	3.04	240	268,603
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	0.03	116	116,129
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	0.96	242	242,886
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	0.03	152	152,506
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.552%#	6/12/2050	0.18	910	907,324
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	0.03	89	88,528
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	3.99	1,000	1,108,161
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	2.84	895	985,571
Morgan Stanley Capital I 2005-HQ7 A4	5.373%#	11/14/2042	2.96	800	890,650
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	0.03	326	326,910
Morgan Stanley Capital I 2007-HQ12 A3	5.782%#	4/12/2049	3.55	955	1,023,406
Morgan Stanley Capital I 2007-XLF9 A1†	0.742%#	12/15/2020	0.07	1,190	1,160,157
Morgan Stanley Capital I 2007-XLF9 A2†	0.802%#	12/15/2020	0.09	500	479,495
Morgan Stanley Capital I 2007-XLF9 C†	0.942%#	12/15/2020	0.08	605	549,998
Morgan Stanley Capital I 2011-C1 A2†	3.884%	9/15/2047	3.43	1,000	1,071,998
Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	3.80	750	795,215
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	0.04	127	126,952
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%	3/12/2035	0.16	530	532,347
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%	12/17/2043	0.05	122	121,623
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.98%#	8/15/2045	4.31	1,500	1,699,541
Permanent Master Issuer plc 2010-1A†	1.717%#	7/15/2042	0.78	750	751,805
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	2.81	1,580	1,680,102
RBSCF Trust 2010-RR3 CSCA†	5.467%	9/16/2039	3.71	300	331,973
Silverstone Master Issuer plc 2011-1A 1A†	2.111%#	1/21/2055	0.06	400	402,637
Silverstone Master Issuer plc 2012-1A 1A†	1.792%#	1/21/2055	0.06	800	805,761
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	4.13	874	911,617
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	0.45	304	308,361
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	0.58	450	453,325
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1.44	546	572,794
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	0.20	1,175	1,179,882
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%	7/15/2042	2.82	750	831,854
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.378%#	10/15/2044	2.63	1,010	1,117,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.011%	6/15/2045	3.65		$1,470	$1,693,569

Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	3.68		1,100	1,246,180

Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	3.74		645	679,903

Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	3.89		1,250	1,392,538

Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	1.82		373	379,190

Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%	12/15/2043	4.19		1,450	1,571,383

WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	3.49		1,250	1,331,814

Total Non-Agency Commercial Mortgage-Backed Securities (cost $101,769,672)						102,341,306

Total Long-Term Investments (cost $412,559,031)						414,517,501

SHORT-TERM INVESTMENTS 2.83%

Commercial Paper 1.33%

Consumer Cyclical 0.23%

Newell Rubbermaid, Inc.	1.326%	9/5/2012			1,000	994,330

Integrated Energy 0.29%

BP Capital Markets plc	0.777%	2/11/2013			1,250	1,241,112

Telecommunications 0.81%

Vodafone Group plc	0.01%	2/8/2013			500	494,782
Vodafone Group plc	1.004%	7/9/2012			3,000	2,991,752

Total						3,486,534

Total Commercial Paper (cost $5,721,976)						5,721,976

Foreign Government Obligation 1.50%

Hungary
Hungary Treasury Bill(c) (cost $6,316,059)	Zero Coupon	5/2/2012	0.08	HUF	1,440,000	6,483,658

Total Short-Term Investments (cost $12,038,035)						12,205,634

Total Investments in Securities 98.81% (cost $424,597,066)						426,723,135

Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 1.19%						5,129,708

Net Assets 100.00%						$431,852,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

HUF	Hungarian forint.
TRY	Turkish lira.
~

Modified Duration is the change in the value of a fixed income security that will result from a 1% change in market interest rates. Duration is expressed as a number of years, and generally, the larger a duration, the greater the interest-rate risk or reward for a portfolio’s underlying bond prices. The sum of these weighted values within a portfolio, including applicable aggregated interest rate exposure, is divided by the sum of the market values (or notional values where appropriate) of all fixed income securities.

#	Variable rate security. The interest rate represents the rate in effect at March 31, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of March 31, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, swaps and forward foreign currency exchange contracts as follows:

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	June 2012	75	Short	$(16,510,547)	$(8,489)
U.S. 5-Year Treasury Note	June 2012	650	Short	(79,650,391)	421,203

Totals				$(96,160,938)	$412,714

Interest Rate Swaps at March 31, 2012:

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation

Barclays Bank plc	0.555%	3-Month LIBOR Index	3/9/2014	$12,000,000	$12,007,560	$7,560
Credit Suisse	0.486%	3-Month LIBOR Index	2/6/2014	10,000,000	10,019,160	19,160
Deutsche Bank	0.511%	3-Month LIBOR Index	2/7/2014	13,000,000	13,019,019	19,019

Net Unrealized Appreciation on Interest Rate Swaps						$45,739

Open Forward Foreign Currency Exchange Contracts at March 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Argentine peso	Buy	Deutsche Bank	4/24/2012	1,120,000	$251,121	$253,824	$2,703
Argentine peso	Buy	Credit Suisse	6/1/2012	1,810,000	401,999	404,013	2,014
Argentine peso	Buy	Credit Suisse	6/1/2012	1,890,000	421,499	421,870	371
Argentine peso	Buy	Credit Suisse	6/1/2012	34,190,000	7,547,461	7,631,600	84,139
Argentine peso	Buy	Dresdner	6/1/2012	970,000	217,002	216,515	(487)
Brazilian real	Buy	Deutsche Bank	4/24/2012	355,000	199,114	193,541	(5,573)
Brazilian real	Buy	Deutsche Bank	4/24/2012	560,000	311,891	305,304	(6,587)
Brazilian real	Buy	Deutsche Bank	4/24/2012	505,000	289,997	275,319	(14,678)
Brazilian real	Buy	Dresdner	6/1/2012	315,000	173,841	170,437	(3,404)
Brazilian real	Buy	UBS AG	6/1/2012	10,410,000	5,918,808	5,632,522	(286,286)
Brazilian real	Buy	UBS AG	6/1/2012	785,000	448,085	424,739	(23,346)
Brazilian real	Buy	UBS AG	6/1/2012	265,000	151,871	143,383	(8,488)
Brazilian real	Buy	UBS AG	6/1/2012	985,000	565,669	532,952	(32,717)
Brazilian real	Buy	UBS AG	6/1/2012	350,000	201,369	189,374	(11,995)
Brazilian real	Buy	UBS AG	6/1/2012	1,205,000	674,050	651,987	(22,063)
Brazilian real	Buy	UBS AG	6/1/2012	305,000	169,247	165,026	(4,221)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Brazilian real	Buy	Barclays Bank plc	7/13/2012	3,598,000	$1,935,762	$1,931,511	$(4,251)
Brazilian real	Buy	Barclays Bank plc	7/13/2012	7,535,000	4,084,011	4,045,007	(39,004)
Brazilian real	Buy	Barclays Bank plc	7/13/2012	325,000	174,225	174,469	244
Chilean peso	Buy	Credit Suisse	4/24/2012	590,000,000	1,134,397	1,204,323	69,926
Chilean peso	Buy	Credit Suisse	4/24/2012	115,000,000	233,384	234,741	1,357
Chilean peso	Buy	Credit Suisse	4/24/2012	105,000,000	211,268	214,329	3,061
Chilean peso	Buy	Credit Suisse	4/24/2012	105,000,000	216,539	214,329	(2,210)
Chilean peso	Buy	Dresdner	6/1/2012	106,085,000	217,834	215,566	(2,268)
Chilean peso	Buy	UBS AG	6/1/2012	2,545,000,000	5,237,703	5,171,472	(66,231)
Chilean peso	Buy	UBS AG	6/1/2012	183,000,000	373,851	371,858	(1,993)
Chilean peso	Buy	UBS AG	6/1/2012	235,135,000	485,515	477,797	(7,718)
Chilean peso	Buy	UBS AG	6/1/2012	207,765,000	418,375	422,181	3,806
Chilean peso	Buy	Goldman Sachs	7/13/2012	137,065,000	280,698	277,173	(3,525)
Chinese yuan renminbi	Buy	Deutsche Bank	4/24/2012	2,265,000	360,124	359,191	(933)
Chinese yuan renminbi	Buy	Credit Suisse	6/1/2012	4,315,000	685,356	683,222	(2,134)
Chinese yuan renminbi	Buy	Credit Suisse	6/1/2012	4,530,000	717,283	717,264	(19)
Chinese yuan renminbi	Buy	Credit Suisse	6/1/2012	28,470,000	4,529,833	4,507,838	(21,995)
Chinese yuan renminbi	Buy	Credit Suisse	6/1/2012	3,300,000	524,434	522,510	(1,924)
Chinese yuan renminbi	Buy	Credit Suisse	6/1/2012	1,190,000	189,129	188,420	(709)
Chinese yuan renminbi	Buy	Dresdner	6/1/2012	2,190,000	347,454	346,757	(697)
Chinese yuan renminbi	Buy	UBS AG	7/13/2012	830,000	131,319	131,311	(8)
Chinese yuan renminbi	Buy	UBS AG	7/13/2012	33,842,000	5,356,866	5,354,011	(2,855)
Chinese yuan renminbi	Buy	UBS AG	7/13/2012	46,525,000	7,359,222	7,360,539	1,317
Colombian peso	Buy	Goldman Sachs	4/24/2012	5,230,000,000	2,794,923	2,917,713	122,790
Colombian peso	Buy	Goldman Sachs	4/24/2012	240,000,000	129,310	133,891	4,581
Colombian peso	Buy	Goldman Sachs	4/24/2012	240,000,000	132,304	133,891	1,587
Colombian peso	Buy	Goldman Sachs	4/24/2012	440,000,000	242,291	245,467	3,176
Colombian peso	Buy	Goldman Sachs	4/24/2012	450,000,000	250,906	251,046	140
Colombian peso	Buy	Goldman Sachs	4/24/2012	468,500,000	261,805	261,367	(438)
Colombian peso	Buy	Dresdner	6/1/2012	385,000,000	216,779	213,881	(2,898)
Colombian peso	Buy	Goldman Sachs	6/1/2012	506,140,000	282,129	281,179	(950)
Colombian peso	Buy	Goldman Sachs	6/1/2012	528,700,000	294,376	293,712	(664)
Colombian peso	Buy	UBS AG	7/13/2012	2,190,000,000	1,231,029	1,211,792	(19,237)
Czech koruna	Buy	Goldman Sachs	4/24/2012	51,030,000	2,504,663	2,745,423	240,760
Czech koruna	Buy	Goldman Sachs	4/24/2012	14,150,000	726,722	761,272	34,550
Czech koruna	Buy	Goldman Sachs	4/24/2012	11,000,000	577,998	591,802	13,804
Czech koruna	Buy	Goldman Sachs	4/24/2012	2,700,000	144,708	145,260	552
Czech koruna	Buy	Goldman Sachs	4/24/2012	3,525,000	183,941	189,646	5,705
Czech koruna	Buy	Credit Suisse	6/1/2012	261,330,000	13,557,977	14,057,833	499,856
Czech koruna	Buy	Credit Suisse	6/1/2012	10,680,000	561,576	574,514	12,938
Czech koruna	Buy	Credit Suisse	6/1/2012	3,540,000	188,561	190,429	1,868
Czech koruna	Buy	Credit Suisse	6/1/2012	2,880,000	151,641	154,925	3,284
Czech koruna	Buy	Credit Suisse	6/1/2012	27,130,000	1,457,203	1,459,415	2,212
Czech koruna	Buy	Credit Suisse	6/1/2012	5,265,000	283,720	283,222	(498)
Czech koruna	Buy	Credit Suisse	6/1/2012	23,150,000	1,220,927	1,245,318	24,391
Czech koruna	Buy	Credit Suisse	6/1/2012	4,000,000	210,843	215,174	4,331
Czech koruna	Buy	J.P. Morgan Securities, Inc.	6/1/2012	8,980,000	478,387	483,065	4,678
Czech koruna	Buy	Deutsche Bank	7/13/2012	80,000,000	4,330,893	4,302,795	(28,098)
Hong Kong dollar	Buy	Barclays Bank plc	4/24/2012	5,170,000	666,412	665,818	(594)
Hong Kong dollar	Buy	Barclays Bank plc	4/24/2012	5,890,000	759,175	758,543	(632)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Hong Kong dollar	Buy	Barclays Bank plc	4/24/2012	5,020,000	$647,500	$646,500	$(1,000)
Hong Kong dollar	Buy	Barclays Bank plc	4/24/2012	1,405,000	181,233	180,943	(290)
Hong Kong dollar	Buy	Barclays Bank plc	4/24/2012	16,170,000	2,082,595	2,082,452	(143)
Hong Kong dollar	Buy	Dresdner	6/1/2012	6,735,000	868,328	867,499	(829)
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	107,840,000	13,912,846	13,890,295	(22,551)
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	9,290,000	1,198,462	1,196,595	(1,867)
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	2,070,000	267,024	266,626	(398)
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	10,935,000	1,410,349	1,408,479	(1,870)
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	1,880,000	242,487	242,153	(334)
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	11,140,000	1,435,308	1,434,884	(424)
Hong Kong dollar	Buy	Barclays Bank plc	7/13/2012	19,113,000	2,463,069	2,462,319	(750)
Hong Kong dollar	Buy	Barclays Bank plc	7/13/2012	80,825,000	10,416,990	10,412,647	(4,343)
Hungarian forint	Buy	UBS AG	4/24/2012	743,000,000	2,990,180	3,355,371	365,191
Hungarian forint	Buy	UBS AG	4/24/2012	145,000,000	623,817	654,817	31,000
Hungarian forint	Buy	UBS AG	4/24/2012	122,000,000	544,376	550,949	6,573
Hungarian forint	Buy	UBS AG	4/24/2012	40,000,000	178,452	180,639	2,187
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	950,000,000	4,217,911	4,268,900	50,989
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	100,000,000	448,568	449,358	790
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	66,880,000	303,154	300,531	(2,623)
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	50,250,000	227,834	225,802	(2,032)
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	275,995,000	1,254,498	1,240,205	(14,293)
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	228,585,000	1,007,560	1,027,165	19,605
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	40,000,000	174,258	179,743	5,485
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	38,830,000	171,647	174,486	2,839
Hungarian forint	Buy	J.P. Morgan Securities, Inc.	6/1/2012	68,105,000	304,217	306,035	1,818
Hungarian forint	Buy	J.P. Morgan Securities, Inc.	7/13/2012	973,995,000	4,379,474	4,353,822	(25,652)
Indian rupee	Buy	UBS AG	4/24/2012	57,400,000	1,072,296	1,122,592	50,296
Indian rupee	Buy	UBS AG	4/24/2012	10,200,000	200,098	199,485	(613)
Indian rupee	Buy	UBS AG	4/24/2012	14,135,000	276,669	276,443	(226)
Indian rupee	Buy	UBS AG	4/24/2012	7,150,000	144,008	139,835	(4,173)
Indian rupee	Buy	Goldman Sachs	6/1/2012	321,170,000	6,374,318	6,232,426	(141,892)
Indian rupee	Buy	Goldman Sachs	6/1/2012	20,730,000	411,882	402,274	(9,608)
Indian rupee	Buy	Goldman Sachs	6/1/2012	30,435,000	605,913	590,603	(15,310)
Indian rupee	Buy	Goldman Sachs	6/1/2012	28,175,000	547,406	546,747	(659)
Indian rupee	Buy	Goldman Sachs	6/1/2012	10,800,000	210,670	209,578	(1,092)
Indian rupee	Buy	Barclays Bank plc	7/13/2012	165,301,000	3,182,538	3,183,147	609
Indian rupee	Buy	Barclays Bank plc	7/13/2012	58,265,000	1,134,002	1,121,990	(12,012)
Indian rupee	Buy	Barclays Bank plc	7/13/2012	9,000,000	173,277	173,310	33
Indonesian rupiah	Buy	Barclays Bank plc	4/24/2012	23,300,000,000	2,497,320	2,541,601	44,281
Indonesian rupiah	Buy	Barclays Bank plc	4/24/2012	1,500,000,000	168,229	163,622	(4,607)
Indonesian rupiah	Buy	Barclays Bank plc	4/24/2012	2,260,000,000	251,670	246,524	(5,146)
Indonesian rupiah	Buy	Barclays Bank plc	4/24/2012	1,300,000,000	144,766	141,806	(2,960)
Indonesian rupiah	Buy	UBS AG	6/1/2012	13,325,000,000	1,463,964	1,448,274	(15,690)
Indonesian rupiah	Buy	UBS AG	6/1/2012	2,385,000,000	262,059	259,222	(2,837)
Indonesian rupiah	Buy	UBS AG	6/1/2012	4,115,000,000	442,949	447,253	4,304
Indonesian rupiah	Buy	UBS AG	6/1/2012	3,126,400,000	337,551	339,804	2,253
Indonesian rupiah	Buy	UBS AG	6/1/2012	1,946,540,000	210,710	211,566	856
Indonesian rupiah	Buy	UBS AG	7/13/2012	13,928,819,000	1,506,633	1,506,181	(452)
Indonesian rupiah	Buy	UBS AG	7/13/2012	45,876,015,000	4,962,251	4,960,764	(1,487)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Israeli new shekel	Buy	Goldman Sachs	4/24/2012	1,135,000	$299,873	$305,668	$5,795
Israeli new shekel	Buy	Goldman Sachs	4/24/2012	915,000	241,310	246,420	5,110
Israeli new shekel	Buy	Goldman Sachs	4/24/2012	405,000	108,687	109,071	384
Israeli new shekel	Buy	Morgan Stanley	6/1/2012	16,265,000	4,316,879	4,373,004	56,125
Israeli new shekel	Buy	Morgan Stanley	6/1/2012	1,265,000	336,794	340,108	3,314
Israeli new shekel	Buy	Morgan Stanley	6/1/2012	1,385,000	364,311	372,371	8,060
Israeli new shekel	Buy	Morgan Stanley	6/1/2012	1,615,000	422,554	434,209	11,655
Israeli new shekel	Buy	Morgan Stanley	6/1/2012	825,000	217,231	221,809	4,578
Israeli new shekel	Buy	Barclays Bank plc	7/13/2012	8,360,000	2,222,813	2,243,936	21,123
Malaysian ringgit	Buy	Barclays Bank plc	4/24/2012	3,170,000	1,000,947	1,034,055	33,108
Malaysian ringgit	Buy	Barclays Bank plc	4/24/2012	7,570,000	2,434,475	2,469,337	34,862
Malaysian ringgit	Buy	Barclays Bank plc	4/24/2012	620,000	200,401	202,244	1,843
Malaysian ringgit	Buy	Barclays Bank plc	4/24/2012	980,000	324,181	319,676	(4,505)
Malaysian ringgit	Buy	UBS AG	6/1/2012	3,730,000	1,225,563	1,214,468	(11,095)
Malaysian ringgit	Buy	UBS AG	6/1/2012	910,000	298,488	296,291	(2,197)
Malaysian ringgit	Buy	UBS AG	6/1/2012	1,590,000	524,061	517,696	(6,365)
Malaysian ringgit	Buy	UBS AG	6/1/2012	1,155,000	378,875	376,062	(2,813)
Malaysian ringgit	Buy	UBS AG	6/1/2012	640,000	210,284	208,381	(1,903)
Malaysian ringgit	Buy	UBS AG	6/1/2012	9,825,000	3,255,467	3,198,968	(56,499)
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2012	2,710,000	880,900	880,416	(484)
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2012	405,000	130,772	131,575	803
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2012	5,750,000	1,874,246	1,868,041	(6,205)
Mexican peso	Buy	UBS AG	4/24/2012	244,225,000	17,720,578	19,050,498	1,329,920
Mexican peso	Buy	UBS AG	4/24/2012	13,675,000	1,034,167	1,066,703	32,536
Mexican peso	Buy	UBS AG	4/24/2012	15,570,000	1,173,704	1,214,520	40,816
Mexican peso	Buy	UBS AG	4/24/2012	13,755,000	1,082,457	1,072,943	(9,514)
Mexican peso	Buy	UBS AG	4/24/2012	2,310,000	181,141	180,189	(952)
Mexican peso	Buy	UBS AG	4/24/2012	1,865,000	145,006	145,477	471
Mexican peso	Buy	Dresdner	6/1/2012	7,200,000	567,108	559,641	(7,467)
Mexican peso	Buy	Morgan Stanley	6/1/2012	193,000,000	14,967,622	15,001,480	33,858
Mexican peso	Buy	Morgan Stanley	6/1/2012	18,800,000	1,455,108	1,461,284	6,176
Mexican peso	Buy	Morgan Stanley	6/1/2012	2,445,000	189,337	190,045	708
Mexican peso	Buy	Morgan Stanley	6/1/2012	4,445,000	343,509	345,500	1,991
Mexican peso	Buy	Morgan Stanley	6/1/2012	28,900,000	2,228,305	2,246,336	18,031
Mexican peso	Buy	Morgan Stanley	6/1/2012	5,000,000	385,936	388,639	2,703
Mexican peso	Buy	Morgan Stanley	6/1/2012	29,635,000	2,272,100	2,303,466	31,366
Mexican peso	Buy	Morgan Stanley	6/1/2012	5,500,000	420,711	427,503	6,792
Mexican peso	Buy	Morgan Stanley	6/1/2012	3,320,000	259,414	258,057	(1,357)
Mexican peso	Buy	J.P. Morgan Securities, Inc.	7/13/2012	2,235,000	175,205	173,061	(2,144)
Mexican peso	Buy	J.P. Morgan Securities, Inc.	7/13/2012	43,345,000	3,380,122	3,356,300	(23,822)
Mexican peso	Buy	J.P. Morgan Securities, Inc.	7/13/2012	1,660,000	129,841	128,538	(1,303)
Peruvian Nuevo sol	Buy	Credit Suisse	6/1/2012	18,250,000	6,771,800	6,834,814	63,014
Peruvian Nuevo sol	Buy	Credit Suisse	6/1/2012	5,165,000	1,918,648	1,934,346	15,698
Peruvian Nuevo sol	Buy	Credit Suisse	6/1/2012	905,000	336,306	338,932	2,626
Peruvian Nuevo sol	Buy	Credit Suisse	6/1/2012	1,510,000	563,223	565,511	2,288
Peruvian Nuevo sol	Buy	Credit Suisse	6/1/2012	1,245,000	464,726	466,265	1,539
Peruvian Nuevo sol	Buy	Dresdner	6/1/2012	810,000	303,940	303,353	(587)
Peruvian Nuevo sol	Buy	Credit Suisse	7/13/2012	5,775,000	2,158,879	2,160,749	1,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Philippine peso	Buy	Barclays Bank plc	6/1/2012	77,725,000	$1,809,662	$1,808,616	$(1,046)
Philippine peso	Buy	Barclays Bank plc	6/1/2012	8,105,000	189,104	188,599	(505)
Philippine peso	Buy	Barclays Bank plc	6/1/2012	10,930,000	252,968	254,335	1,367
Philippine peso	Buy	Barclays Bank plc	6/1/2012	7,405,000	173,014	172,310	(704)
Philippine peso	Buy	Goldman Sachs	7/13/2012	69,130,000	1,600,973	1,605,759	4,786
Polish zloty	Buy	Barclays Bank plc	4/24/2012	19,985,000	5,623,866	6,414,201	790,335
Polish zloty	Buy	Barclays Bank plc	4/24/2012	460,000	145,151	147,637	2,486
Polish zloty	Buy	J.P. Morgan Securities, Inc.	6/1/2012	2,595,000	826,459	829,472	3,013
Polish zloty	Buy	UBS AG	6/1/2012	32,960,000	10,166,188	10,535,416	369,228
Polish zloty	Buy	UBS AG	6/1/2012	1,420,000	438,318	453,892	15,574
Polish zloty	Buy	UBS AG	6/1/2012	2,525,000	784,039	807,097	23,058
Polish zloty	Buy	UBS AG	6/1/2012	960,000	300,940	306,857	5,917
Polish zloty	Buy	UBS AG	6/1/2012	485,000	151,976	155,027	3,051
Polish zloty	Buy	UBS AG	6/1/2012	720,000	227,029	230,143	3,114
Polish zloty	Buy	UBS AG	6/1/2012	7,245,000	2,309,163	2,315,810	6,647
Polish zloty	Buy	UBS AG	6/1/2012	1,400,000	449,035	447,499	(1,536)
Polish zloty	Buy	UBS AG	6/1/2012	7,120,000	2,224,096	2,275,854	51,758
Polish zloty	Buy	UBS AG	6/1/2012	850,000	264,583	271,696	7,113
Polish zloty	Buy	Goldman Sachs	7/13/2012	550,000	175,079	175,042	(37)
Polish zloty	Buy	Goldman Sachs	7/13/2012	71,750,000	22,675,558	22,835,029	159,471
Romanian new leu	Buy	Goldman Sachs	4/24/2012	6,000,000	1,731,602	1,819,673	88,071
Romanian new leu	Buy	Goldman Sachs	4/24/2012	445,000	133,184	134,959	1,775
Romanian new leu	Buy	Goldman Sachs	4/24/2012	695,000	206,938	210,779	3,841
Romanian new leu	Buy	J.P. Morgan Securities, Inc.	6/1/2012	1,010,000	303,258	305,132	1,874
Romanian new leu	Buy	UBS AG	6/1/2012	870,000	261,091	262,837	1,746
Romanian new leu	Buy	UBS AG	6/1/2012	625,000	189,704	188,819	(885)
Romanian new leu	Buy	UBS AG	6/1/2012	12,450,000	3,784,195	3,761,282	(22,913)
Romanian new leu	Buy	UBS AG	6/1/2012	1,845,000	565,934	557,395	(8,539)
Romanian new leu	Buy	UBS AG	6/1/2012	2,385,000	716,431	720,535	4,104
Romanian new leu	Buy	UBS AG	6/1/2012	17,225,000	5,147,323	5,203,862	56,539
Russian ruble	Buy	J.P. Morgan Securities, Inc.	4/24/2012	8,625,000	276,664	293,194	16,530
Russian ruble	Buy	J.P. Morgan Securities, Inc.	4/24/2012	4,380,000	144,221	148,891	4,670
Russian ruble	Buy	Barclays Bank plc	6/1/2012	90,180,000	2,960,721	3,048,707	87,986
Russian ruble	Buy	Barclays Bank plc	6/1/2012	13,625,000	449,373	460,619	11,246
Russian ruble	Buy	Barclays Bank plc	6/1/2012	57,850,000	1,931,553	1,955,730	24,177
Russian ruble	Buy	Barclays Bank plc	6/1/2012	21,300,000	725,724	720,087	(5,637)
Russian ruble	Buy	Barclays Bank plc	6/1/2012	23,975,000	801,132	810,521	9,389
Russian ruble	Buy	J.P. Morgan Securities, Inc.	6/1/2012	9,030,000	304,040	305,276	1,236
Russian ruble	Buy	Barclays Bank plc	7/13/2012	56,806,000	1,902,093	1,909,840	7,747
Russian ruble	Buy	Barclays Bank plc	7/13/2012	232,710,000	7,836,541	7,823,800	(12,741)
Singapore dollar	Buy	Morgan Stanley	4/24/2012	7,480,000	5,787,906	5,950,539	162,633
Singapore dollar	Buy	Morgan Stanley	4/24/2012	1,305,000	1,045,464	1,038,162	(7,302)
Singapore dollar	Buy	Morgan Stanley	4/24/2012	360,000	289,017	286,390	(2,627)
Singapore dollar	Buy	Deutsche Bank	6/1/2012	220,000	174,468	175,027	559
Singapore dollar	Buy	Dresdner	6/1/2012	950,000	758,271	755,799	(2,472)
Singapore dollar	Buy	Goldman Sachs	6/1/2012	29,750,000	23,586,963	23,668,451	81,488
Singapore dollar	Buy	Goldman Sachs	6/1/2012	365,000	289,373	290,386	1,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Singapore dollar	Buy	Goldman Sachs	6/1/2012	1,650,000	$1,311,272	$1,312,704	$1,432
Singapore dollar	Buy	Goldman Sachs	6/1/2012	190,000	151,057	151,160	103
Singapore dollar	Buy	Goldman Sachs	6/1/2012	385,000	306,734	306,298	(436)
Singapore dollar	Buy	Goldman Sachs	6/1/2012	2,845,000	2,266,571	2,263,420	(3,151)
Singapore dollar	Buy	Goldman Sachs	6/1/2012	2,880,000	2,279,473	2,291,265	11,792
Singapore dollar	Buy	Goldman Sachs	6/1/2012	375,000	297,086	298,342	1,256
Singapore dollar	Buy	UBS AG	6/1/2012	350,000	279,476	278,452	(1,024)
Singapore dollar	Buy	J.P. Morgan Securities, Inc.	7/13/2012	165,000	130,560	131,306	746
Singapore dollar	Buy	J.P. Morgan Securities, Inc.	7/13/2012	10,990,000	8,703,572	8,745,775	42,203
South African rand	Buy	Barclays Bank plc	4/24/2012	6,270,000	759,911	814,862	54,951
South African rand	Buy	Barclays Bank plc	4/24/2012	5,010,000	621,965	651,110	29,145
South African rand	Buy	Barclays Bank plc	4/24/2012	13,620,000	1,728,333	1,770,083	41,750
South African rand	Buy	Barclays Bank plc	4/24/2012	3,030,000	397,364	393,785	(3,579)
South African rand	Buy	Barclays Bank plc	4/24/2012	1,665,000	218,561	216,387	(2,174)
South African rand	Buy	Barclays Bank plc	6/1/2012	119,100,000	15,179,709	15,394,639	214,930
South African rand	Buy	Barclays Bank plc	6/1/2012	2,580,000	326,842	333,486	6,644
South African rand	Buy	Barclays Bank plc	6/1/2012	3,820,000	486,868	493,766	6,898
South African rand	Buy	Barclays Bank plc	6/1/2012	1,480,000	189,128	191,302	2,174
South African rand	Buy	Barclays Bank plc	6/1/2012	9,325,000	1,214,098	1,205,332	(8,766)
South African rand	Buy	Barclays Bank plc	6/1/2012	9,435,000	1,219,167	1,219,550	383
South African rand	Buy	Barclays Bank plc	6/1/2012	2,000,000	257,602	258,516	914
South African rand	Buy	Barclays Bank plc	6/1/2012	1,330,000	173,586	171,913	(1,673)
South African rand	Buy	J.P. Morgan Securities, Inc.	6/1/2012	2,640,000	347,263	341,241	(6,022)
South African rand	Buy	J.P. Morgan Securities, Inc.	7/13/2012	16,640,000	2,149,038	2,137,779	(11,259)
South Korean won	Buy	UBS AG	6/1/2012	285,825,000	252,607	251,637	(970)
South Korean won	Buy	UBS AG	6/1/2012	2,025,000,000	1,799,200	1,782,789	(16,411)
South Korean won	Buy	UBS AG	6/1/2012	1,070,000,000	940,577	942,017	1,440
South Korean won	Buy	UBS AG	6/1/2012	214,840,000	189,183	189,143	(40)
South Korean won	Buy	UBS AG	6/1/2012	320,750,000	283,173	282,385	(788)
Taiwan dollar	Buy	Barclays Bank plc	4/24/2012	86,975,000	2,951,306	2,948,920	(2,386)
Taiwan dollar	Buy	Barclays Bank plc	4/24/2012	44,220,000	1,474,000	1,499,296	25,296
Thai baht	Buy	UBS AG	4/24/2012	40,800,000	1,277,435	1,320,655	43,220
Thai baht	Buy	UBS AG	4/24/2012	76,100,000	2,402,905	2,463,281	60,376
Thai baht	Buy	UBS AG	4/24/2012	7,630,000	241,425	246,976	5,551
Thai baht	Buy	UBS AG	4/24/2012	5,590,000	180,090	180,943	853
Thai baht	Buy	UBS AG	4/24/2012	56,820,000	1,835,153	1,839,207	4,054
Thai baht	Buy	Barclays Bank plc	6/1/2012	159,055,000	5,149,077	5,135,919	(13,158)
Thai baht	Buy	Barclays Bank plc	6/1/2012	15,030,000	486,723	485,322	(1,401)
Thai baht	Buy	Barclays Bank plc	6/1/2012	22,125,000	725,172	714,421	(10,751)
Thai baht	Buy	Barclays Bank plc	6/1/2012	22,170,000	717,741	715,874	(1,867)
Thai baht	Buy	Dresdner	6/1/2012	10,680,000	348,450	344,859	(3,591)
Thai baht	Buy	Deutsche Bank	7/13/2012	50,815,000	1,640,252	1,636,714	(3,538)
Thai baht	Buy	Deutsche Bank	7/13/2012	12,450,000	402,678	401,005	(1,673)
Turkish lira	Buy	Barclays Bank plc	4/24/2012	855,000	447,365	477,288	29,923
Turkish lira	Buy	Barclays Bank plc	4/24/2012	1,930,000	1,036,802	1,077,387	40,585
Turkish lira	Buy	Barclays Bank plc	4/24/2012	1,675,000	936,618	935,038	(1,580)
Turkish lira	Buy	Barclays Bank plc	4/24/2012	320,000	180,148	178,634	(1,514)
Turkish lira	Buy	Goldman Sachs	6/1/2012	20,150,000	11,145,528	11,155,249	9,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Turkish lira	Buy	Goldman Sachs	6/1/2012	2,150,000	$1,198,573	$1,190,262	$(8,311)
Turkish lira	Buy	Goldman Sachs	6/1/2012	270,000	150,796	149,475	(1,321)
Turkish lira	Buy	Goldman Sachs	6/1/2012	340,000	189,225	188,228	(997)
Turkish lira	Buy	Goldman Sachs	6/1/2012	3,925,000	2,178,740	2,172,921	(5,819)
Turkish lira	Buy	Goldman Sachs	6/1/2012	4,135,000	2,269,360	2,289,179	19,819
Turkish lira	Buy	Goldman Sachs	6/1/2012	400,000	219,886	221,444	1,558
Turkish lira	Buy	J.P. Morgan Securities, Inc.	6/1/2012	1,495,000	824,055	827,648	3,593
Turkish lira	Buy	UBS AG	6/1/2012	510,000	284,457	282,341	(2,116)
Turkish lira	Buy	J.P. Morgan Securities, Inc.	7/13/2012	400,000	218,794	219,582	788
Turkish lira	Buy	J.P. Morgan Securities, Inc.	7/13/2012	14,600,000	7,836,402	8,014,740	178,338
Argentine peso	Sell	Credit Suisse	6/1/2012	2,355,000	525,201	525,663	(462)
Chilean peso	Sell	Credit Suisse	4/24/2012	1,045,000,000	2,124,848	2,133,080	(8,232)
Chilean peso	Sell	UBS AG	6/1/2012	205,657,000	417,747	417,898	(151)
Colombian peso	Sell	Goldman Sachs	4/24/2012	1,971,819,000	1,094,847	1,100,038	(5,191)
Czech koruna	Sell	Morgan Stanley	4/24/2012	8,142,000	436,517	438,041	(1,524)
Hungarian forint	Sell	UBS AG	4/24/2012	699,912,000	3,152,331	3,160,786	(8,455)
Indonesian rupiah	Sell	Barclays Bank plc	4/24/2012	23,560,000,000	2,569,808	2,569,962	(154)
Israeli new shekel	Sell	Goldman Sachs	4/24/2012	2,536,000	682,268	682,973	(705)
Mexican peso	Sell	UBS AG	4/24/2012	44,287,000	3,448,955	3,454,558	(5,603)
Peruvian Nuevo sol	Sell	Credit Suisse	6/1/2012	894,000	334,643	334,812	(169)
Polish zloty	Sell	Barclays Bank plc	4/24/2012	17,236,000	5,528,434	5,531,908	(3,474)
Polish zloty	Sell	Barclays Bank plc	4/24/2012	435,000	129,464	139,614	(10,150)
Romanian new leu	Sell	Goldman Sachs	4/24/2012	1,934,000	586,391	586,541	(150)
Singapore dollar	Sell	Morgan Stanley	4/24/2012	2,719,000	2,162,173	2,163,037	(864)
South African rand	Sell	Barclays Bank plc	4/24/2012	14,255,000	1,854,845	1,852,609	2,236
South Korean won	Sell	UBS AG	6/1/2012	3,690,160,000	3,277,229	3,248,778	28,451
South Korean won	Sell	UBS AG	6/1/2012	226,255,000	201,187	199,193	1,994
Taiwan dollar	Sell	Barclays Bank plc	4/24/2012	74,600,000	2,502,516	2,529,341	(26,825)
Taiwan dollar	Sell	Barclays Bank plc	4/24/2012	3,200,000	108,291	108,497	(206)
Taiwan dollar	Sell	Barclays Bank plc	6/1/2012	5,940,000	201,015	201,644	(629)
Thai baht	Sell	UBS AG	4/24/2012	66,500,000	2,159,456	2,152,539	6,917
Turkish lira	Sell	Barclays Bank plc	4/24/2012	3,866,000	2,155,826	2,158,123	(2,297)
Turkish lira	Sell	Barclays Bank plc	4/24/2012	250,000	137,647	139,558	(1,911)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,081,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT GLOBAL FUND, INC. - GLOBAL ALLOCATION FUND March 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.87%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	851,794	$10,102
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(c)	4,844,442	31,634
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(d)	570,389	12,109
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	2,967,395	23,086
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	8,485,089	69,663
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)-Class I(g)	1,757,734	30,708

Total Investments in Underlying Funds (cost $174,311,827)		177,302

Cash and Other Assets in Excess of Liabilities 0.13%		225

Net Assets 100.00%		$177,527

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is capital appreciation.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”) and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Forward Foreign Currency Exchange Contracts-Emerging Markets Currency Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)

Futures Contracts-Emerging Markets Currency Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(f)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Currency Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Commercial Paper-Emerging Markets Currency Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(h)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)

Mortgage Dollar Rolls-Emerging Markets Currency Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)

Interest Rate Swaps-Emerging Markets Currency Fund may invest in interest rate swaps in order to hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

(k)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing each Fund’s investments carried at fair value:

	Emerging Markets Currency Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$53,568,488	$—	$53,568,488
Commercial Paper	—	5,721,976	—	5,721,976
Corporate Bonds	—	181,228,188	—	181,228,188
Foreign Government Obligations	—	22,107,742	—	22,107,742
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	13,479,389	—	13,479,389
Government Sponsored Enterprises Pass-Throughs	—	48,276,046	—	48,276,046
Non-Agency Commercial Mortgage-Backed Securities	—	102,341,306	—	102,341,306

Total	$—	$426,723,135	$—	$426,723,135

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$6,411,989	$—	$6,411,989
Liabilities	—	(1,330,115)	—	(1,330,115)
Futures Contracts
Assets	421,203	—	—	421,203
Liabilities	(8,489)	—	—	(8,489)
Interest Rate Swaps
Assets	—	45,739	—	45,739
Liabilities	—	—	—	—

Total	$412,714	$5,127,613	$—	$5,540,327

*See Schedule of Investments for fair values in each industry.

	Global Allocation Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$177,302	$—	$—	$177,302

Total	$177,302	$—	$—	$177,302

(l)

Disclosures about Derivative Instruments and Hedging Activities-The Emerging Markets Currency Fund entered into forward foreign currency exchange contracts during the period ended March 31, 2012 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Emerging Markets Currency Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposit as collateral.

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2012 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Emerging Markets Currency Fund entered into interest rate swaps during the period ended March 31, 2012 (as described in note 2(j)) to hedge agianst interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a

Notes to Schedule of Investments (unaudited)(continued)

result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of March 31, 2012, the Emerging Markets Currency Fund had the following derivatives grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value

Futures Contracts	$421,203	$—	$421,203
Forward Foreign Currency Exchange Contracts	—	6,411,989	6,411,989
Interest Rate Swaps	45,739	—	45,739

Total	$466,942	$6,411,989	$6,878,931

Liability Derivatives
Futures Contracts	$8,489	$—	$8,489
Forward Foreign Currency Exchange Contracts	—	1,330,115	1,330,115

Total	$8,489	$1,330,115	$1,338,604

3. FEDERAL TAX INFORMATION

As of March 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund

Tax cost	$426,742,838	$175,676,614

Gross unrealized gain	750,971	4,503,012
Gross unrealized loss	(770,674)	(2,877,258)

Net unrealized security gain (loss)	$(19,703)	$1,625,754

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended March 31, 2012:

Affiliated Issuer	Balance of Shares Held at 12/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2012	Fair Value at 3/31/2012	Net Realized Gain (Loss) 1/1/2012 to 3/31/2012	Dividend Income 1/1/2012 to 3/31/2012

Lord Abbett Affiliated Fund, Inc. – Class I	879,534	6,215	(33,955)	851,794	$10,102,272	$(7,818)	$41,482
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	280,095	—	(280,095)	—	—	683,997	—
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	4,259,290	615,355	(30,203)	4,844,442	31,634,205	(19,752)	196,944
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	424,166	235,524	(89,301)	570,389	12,109,369	219,157	—
Lord Abbett Investment Trust – High Yield Fund – Class I	3,221,977	82,554	(337,136)	2,967,395	23,086,332	170,808	444,388

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 12/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2012	Fair Value at 3/31/2012	Net Realized Gain (Loss) 1/1/2012 to 3/31/2012	Dividend Income 1/1/2012 to 3/31/2012

Lord Abbett Securities Trust – International Core Equity Fund – Class I	275,056	—	(275,056)	—	$—	$(333,505)	$—
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	7,778,351	1,083,210	(376,472)	8,485,089	69,662,581	(548,122)	572,246
Lord Abbett Securities Trust – International Opportunities Fund – Class I	519,861	—	(519,861)	—	—	536,803	—
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	1,394,088	363,646	—	1,757,734	30,707,609	—	—

Total					$177,302,368	$701,568	$1,255,060

Notes to Schedule of Investments (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of March 31, 2012, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	5.70%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	17.84%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	6.83%
Lord Abbett Investment Trust – High Yield Fund – Class I	13.02%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	39.29%
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) – Class I	17.32%

The Ten Largest Holdings and the Holdings by Sector, as of March 31, 2012, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments

Wells Fargo & Co.	3.57%
JPMorgan Chase & Co.	3.57%
Pfizer, Inc.	3.09%
Chevron Corp.	2.66%
AT&T, Inc.	2.23%
Goldman Sachs Group, Inc. (The)	2.11%
General Electric Co.	2.10%
Johnson & Johnson	1.67%
UnitedHealth Group, Inc.	1.67%
Capital One Financial Corp.	1.65%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.72%
Consumer Staples	7.14%
Energy	13.84%
Financials	23.87%
Health Care	12.61%
Industrials	8.17%
Information Technology	8.23%
Materials	5.41%
Telecommunication Services	4.23%
Utilities	2.39%
Short-Term Investment	3.39%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments

Turkey Government Bond, Zero Coupon, 8/8/2012	3.35%
General Electric Co., 5.00%, 2/1/2013	2.19%
Hungary Treasury Bills, Zero Coupon, 5/2/2012	1.52%
Federal National Mortgage Assoc., 4.50%, TBA	1.38%
Federal National Mortgage Assoc., 5.50%, 8/1/2037	1.24%
American Express Bank FSB, 5.50%, 4/16/2013	0.98%
Cox Communications, Inc., 4.625%, 6/1/2013	0.88%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	0.86%
Macy’s Retail Holdings, Inc., 5.875%, 1/15/2013	0.85%
Historic TW, Inc., 9.125%, 1/15/2013	0.77%

Holdings by Sector*	% of Investments

Asset-Backed	12.55%
Banking	7.27%
Basic Industry	2.39%
Consumer Cyclical	3.49%
Consumer Non-Cyclical	2.86%
Energy	7.46%
Financial Services	3.55%
Foreign Government	5.18%
Healthcare	2.75%
Insurance	0.89%
Media	3.02%
Mortgage-Backed	38.21%
Real Estate	1.75%
Services	1.65%
Technology & Electronics	2.43%
Telecommunications	1.80%
Utility	2.75%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments

Citrix Systems, Inc.	2.21%
Red Hat, Inc.	1.74%
Agilent Technologies, Inc.	1.65%
Ross Stores, Inc.	1.60%
BorgWarner, Inc.	1.57%
Affiliated Managers Group, Inc.	1.55%
SXC Health Solutions Corp.	1.54%
Starwood Hotels & Resorts Worldwide, Inc.	1.53%
NCR Corp.	1.52%
Discovery Communications, Inc. Class A	1.52%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	25.11%
Consumer Staples	1.33%
Energy	7.50%
Financials	7.53%
Health Care	11.85%
Industrials	17.17%
Information Technology	23.54%
Materials	5.61%
Short-Term Investment	0.36%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments

Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	0.86%
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.75%
FMG Resources (August 2006) Pty Ltd. (Australia), 8.25%, 11/1/2019	0.72%
Intelsat Bermuda Ltd. (Luxembourg) PIK, 11.50%, 2/4/2017	0.72%
AMC Networks, Inc., 7.75%, 7/15/2021	0.66%
International Lease Finance Corp., 8.75%, 3./15/2017	0.63%
Pacific Rubiales Energy Corp. (Canada), 7.25%, 12/12/2021	0.62%
Lions Gate Entertainment, Inc., 10.25%, 11/1/2016	0.58%
OGX Austria GmbH (Brazil), 8.50, 6/1/2018	0.56%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.55%

Holdings by Sector*	% of Investments

Agency	0.00% **
Automotive	5.46%
Banking	4.35%
Basic Industry	9.68%
Capital Goods	5.34%
Chemicals	0.20%
Comercial Mortgage Obligation	1.70%
Consumer Cyclical	5.55%
Consumer Non-Cyclical	3.91%
Energy	12.94%
Financial Services	4.26%
Government	0.18%
Healthcare	3.96%
Insurance	0.73%
Manufacturing	0.36%
Media	6.67%
Real Estate	0.70%
Services	14.96%
Technology & Electronics	5.92%
Telecommunications	7.52%
Transportation	0.17%
Utility	4.57%
Short-Term Investment	0.87%

Total	100.00%

*	A sector may comprise several industries
**	Amount is less than .01%.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments

E. On AG	2.33%
Seven West Media Ltd.	2.12%
Admiral Group plc	2.07%
Tele2 AB B Shares	2.03%
ProSiebenSat.1 Media AG	1.81%
Spark Infrastructure Group	1.74%
Telenor ASA	1.71%
National Grid plc	1.69%
Telecom Italia SpA	1.65%
Aviva plc	1.63%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.66%
Consumer Staples	9.15%
Energy	4.36%
Financials	24.22%
Health Care	2.03%
Industrials	10.07%
Information Technology	4.19%
Materials	5.42%
Telecommunication Services	15.04%
Utilities	12.51%
Short-Term Investment	2.35%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)

Ten Largest Holdings	% of Investments

Interpublic Group of Cos., Inc. (The)	2.53%
Omnicom Group, Inc.	1.99%
Mylan, Inc.	1.96%
Fiserv, Inc.	1.95%
Bunge Ltd.	1.81%
Macy’s, Inc.	1.79%
Dover Corp.	1.62%
URS Corp.	1.61%
Ashland, Inc.	1.54%
Jacobs Engineering Group, Inc.	1.50%

Holdings by Sector*	% of Investments

Consumer Discretionary	13.83%
Consumer Staples	3.26%
Energy	7.15%
Financials	19.63%
Health Care	10.53%
Industrials	18.49%
Information Technology	10.50%
Materials	10.68%
Telecommunication Services	0.95%
Utilities	2.44%
Short-Term Investment	2.54%

Total	100.00%

*	A sector may comprise several industries.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.
By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012